Events After the Date of the Statement of Financial Position	12 Months Ended
Dec. 31, 2020
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Events After the Date of the Statement of Financial Position
37	EVENTS AFTER THE DATE OF THE STATEMENT OF FINANCIAL POSITION
1. Issuance of Convertible Bonds
On January 13, 2021, the Board of Directors approved terms and conditions for the issuance of convertible bonds to be placed by private offering, including the registration and delivery dates, for the exercise of the preemptive subscription right, both in the first and second subscription round. The convertible bonds to be issued have not been and will not be registered under the U.S. Securities Act, or under the securities laws of any state or jurisdiction outside Peru.
Additionally, on the same date, a contract was signed with Kallpa Securities Sociedad Agencia de Bolsa S.A., who will act as Representative of the Bondholders for the issuance of the convertible bonds.
The second preferential subscription round of the issuance of the Convertible Bonds in Shares of AENZA S.A.A., by the Company, ended on February 26, 2021. Together with the Subscription Agreements that were subscribed in the first preferential subscription round, in both rounds, Subscription Agreements have been subscribed for a total of 32,721 bonds, for a subscription value that amounts to the total amount of US$32.7 million.
Bonds that were not subscribed during the preemptive subscription rounds may be placed to institutional investors through a private placement offering. As of the date hereof, none of the convertible bonds have been issued, and we cannot guarantee that they will be issued on a timely basis or at all
2. New State of emergency due to COVID
On April 17, 2021, the Peruvian Government extended the State of National Emergency for a period of 30 days as a result of
COVID-19.
Likewise, certain economic activities are restricted, according to the alert level in each department of Peru, until May 31, 2021. Management considers that the measures taken by the national authorities have no impact on the continuity and development of the operations of the Company because the activities carried out by the Company are within the group of permitted activities and have not been significantly impacted by the pandemic.
The Company’s Management continues to monitor the evolution of the situation and the guidance of the national and international authorities, since events beyond the control of Management may arise that require modifying the established business plan. A further spread of
Covid-19
and the consequent measures taken to limit the spread of the disease could affect the ability to conduct business in the normal way and, therefore, affect the financial position and results of operations.
Citizen immobilization, the restriction of activities of strategic companies as well as the paralysis of public entities have affected the execution of investment projects as well as the performance of exploration activities, and until the date of approval of the financial statements, it is not expected that operations and going concern will be affected.
3. Process of a plea bargain agreement
The Company has made significant progress in the negotiation of the plea bargain agreement and expects to be execute the agreement soon. As the negotiation have advanced, it has been able to have more certainty regarding its exposure to the criminal investigations that will be settled by the agreement and, as a result it has been able to adjust its provisions to update its view of the outcome.
Notwithstanding, we cannot assure you that an agreement will be reached in a timely manner or at all and in case an agreement is reached, we can not assure you that it will not contain terms and conditions that are substantially more onerous to the Company that we have foreseen. In addition, any agreement would be subject to further approval by the Peruvian court.